INCOME TAXES (Details 5)	12 Months Ended
Jun. 30, 2021 USD ($)
Subsequent Events [Abstract]
Balance at June 30, 2020	$ 289,738
Additions based on tax positions taken during a prior period	12,597
Reductions based on tax positions taken during a prior period
Additions based on tax positions taken during the current period
Reductions based on tax positions taken during the current period
Reductions related to settlement of tax matters
Reductions related to a lapse of applicable statute of limitations
Balance at June 30, 2021	$ 302,335